Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.29%
Argentina–0.24%
Reservas de Maternidad - Swiss Medical(a)	1,029,617,880	$25,675,581
Brazil–0.72%
StoneCo Ltd., Class A(b)	1,618,900	77,237,719
China–3.65%
JD.com, Inc., ADR(b)	6,161,480	393,040,809
Denmark–0.07%
Ascendis Pharma A/S, ADR(b)	51,902	7,142,234
France–9.05%
Airbus SE(b)	3,129,088	230,869,786
Dassault Systemes SE	178,332	32,530,061
Kering S.A.	458,595	260,353,310
LVMH Moet Hennessy Louis Vuitton SE	1,040,130	451,915,887
		975,669,044
Germany–3.53%
SAP SE	2,404,878	380,428,668
India–2.50%
DLF Ltd.	83,350,334	157,494,991
ICICI Bank Ltd., ADR	11,904,539	111,783,621
		269,278,612
Italy–0.21%
Brunello Cucinelli S.p.A.	773,116	22,443,771
Japan–14.94%
Capcom Co. Ltd.	2,856,600	111,609,543
FANUC Corp.	598,400	100,554,252
Keyence Corp.	656,012	275,692,191
MINEBEA MITSUMI, Inc.	1,839,900	30,406,746
Murata Manufacturing Co. Ltd.	4,330,212	271,232,299
Nidec Corp.	3,819,432	305,647,863
Omron Corp.	2,246,400	161,239,297
Takeda Pharmaceutical Co. Ltd.	2,622,189	93,293,498
TDK Corp.	2,336,500	261,015,134
		1,610,690,823
Netherlands–0.82%
ASML Holding N.V.	127,086	44,892,364
uniQure N.V.(b)	1,031,898	43,061,104
		87,953,468
Spain–1.19%
Industria de Diseno Textil S.A.	4,822,745	128,568,910
Sweden–2.95%
Assa Abloy AB, Class B	6,401,588	140,509,453
Atlas Copco AB, Class A	3,998,937	177,182,474
		317,691,927
Switzerland–0.44%
Zur Rose Group AG(b)	172,835	47,867,349
Shares		Value
United Kingdom–1.90%
Farfetch Ltd., Class A(b)	3,126,870	$80,141,678
Prudential PLC	8,545,950	124,899,996
		205,041,674
United States–57.08%
Adobe, Inc.(b)	1,225,614	544,564,812
Agilent Technologies, Inc.	1,856,680	178,853,984
Alphabet, Inc., Class A(b)	615,013	915,108,593
Amazon.com, Inc.(b)	53,288	168,639,468
Analog Devices, Inc.	172,447	19,805,538
Anthem, Inc.	556,551	152,383,664
Avantor, Inc.(b)	5,874,297	129,704,478
Blueprint Medicines Corp.(b)	666,014	48,738,905
Boston Scientific Corp.(b)	1,382,058	53,305,977
Centene Corp.(b)	1,696,120	110,671,830
Colgate-Palmolive Co.	731,956	56,507,003
Dun & Bradstreet Holdings, Inc.(b)	702,338	17,909,619
Electronic Arts, Inc.(b)	789,437	111,800,068
Equifax, Inc.	1,047,869	170,341,585
Facebook, Inc., Class A(b)	2,050,329	520,106,957
Fidelity National Information Services, Inc.	1,031,570	150,929,007
Illumina, Inc.(b)	146,119	55,840,837
Incyte Corp.(b)	505,597	49,932,760
International Game Technology PLC	3,403,000	33,553,580
Intuit, Inc.	1,384,920	424,297,940
Ionis Pharmaceuticals, Inc.(b)	1,240,416	71,398,345
IQVIA Holdings, Inc.(b)	221,141	35,026,523
MacroGenics, Inc.(b)	2,401,800	61,005,720
Maxim Integrated Products, Inc.	3,892,205	265,020,238
Microsoft Corp.	571,949	117,255,264
PayPal Holdings, Inc.(b)	1,932,045	378,816,063
Pegasystems, Inc.	582,022	68,032,552
Phathom Pharmaceuticals, Inc.(b)	1,123,410	37,364,617
S&P Global, Inc.	1,519,633	532,251,458
Sage Therapeutics, Inc.(b)	450,794	20,542,683
Sarepta Therapeutics, Inc.(b)	523,480	80,364,650
Twist Bioscience Corp.(b)	58,158	3,259,174
United Parcel Service, Inc., Class B	1,263,180	180,331,577
Veracyte, Inc.(b)	1,307,840	46,650,653
Visa, Inc., Class A	615,172	117,128,749
Walt Disney Co. (The)	1,447,460	169,265,972
Zimmer Biomet Holdings, Inc.	416,615	56,184,699
		6,152,895,542
Total Common Stocks & Other Equity Interests (Cost $4,576,357,692)		10,701,626,131
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	691,570

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Fund

Shares		Value
Money Market Funds–0.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d) (Cost $29,091,376)	29,091,376	$29,091,376
TOTAL INVESTMENTS IN SECURITIES—99.56% (Cost $4,605,449,068)		10,731,409,077
OTHER ASSETS LESS LIABILITIES–0.44%		47,101,524
NET ASSETS–100.00%		$10,778,510,601
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,620,687	$964,814,688	$(949,343,999)	$-	$-	$29,091,376	$268,899
Investments in Other Affiliates:
GlycoMimetics, Inc.	13,509,355	-	(6,596,193)	26,357,855	(33,271,017)	-	-
resTORbio, Inc.	16,834,761	-	(2,779,890)	(696,611)	(13,358,260)	-	-
Total	$43,964,803	$964,814,688	$(958,720,082)	$25,661,244	$(46,629,277)	$29,091,376	$268,899

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$25,675,581	$25,675,581
Brazil	77,237,719	—	—	77,237,719
China	393,040,809	—	—	393,040,809
Denmark	7,142,234	—	—	7,142,234
France	—	975,669,044	—	975,669,044
Germany	—	380,428,668	—	380,428,668
India	112,475,191	157,494,991	—	269,970,182
Italy	—	22,443,771	—	22,443,771
Japan	—	1,610,690,823	—	1,610,690,823
Netherlands	43,061,104	44,892,364	—	87,953,468
Spain	—	128,568,910	—	128,568,910
Sweden	—	317,691,927	—	317,691,927
Switzerland	—	47,867,349	—	47,867,349
United Kingdom	80,141,678	124,899,996	—	205,041,674
United States	6,152,895,542	—	—	6,152,895,542
Money Market Funds	29,091,376	—	—	29,091,376
Total Investments	$6,895,085,653	$3,810,647,843	$25,675,581	$10,731,409,077
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Fund to Invesco Global Fund.
Invesco Oppenheimer Global Fund